Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Schedule of Short-Term Investment

Short-term investments consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Variable rate financial instruments(1)	254,459	141,232
Held-to-maturity investments(2)	21,570	94,705
Total	276,029	235,937

(1) Variable rate instruments represent financial products with variable interest rates and unsecured principal but no restriction on withdrawal.

(2) Held-to-maturity investments represent deposits in banks that earn fixed interest rate return only if the Group holds them to maturity.